INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified		0 Months Ended			0 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2012 MSRs Pool 6	May 20, 2013 MSRs Pool 11	Dec. 31, 2013 MSRs Pool 11	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees	Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jan. 06, 2013 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10		Sep. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10 Fortress-managed Affiliate	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	May 20, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	Dec. 31, 2013 Lower Range	Dec. 31, 2013 Upper Range
Ownership percentage of nonconsolidated Excess MSR investments														33.30%	38.50%
Amount contributed to acquire joint venture					$ 28,900
Amount committed to invest in joint venture							340,000						37,800
Percentage ownership acquired in joint venture	50.00%			50.00%	50.00%	50.00%	50.00%		50.00%	[1]		50.00%	50.00%
Percentage of Investment co-owned by Nationstar		34.00%			33.00%		33.00%						33.00%
Percentage of Investment owned by New Residential		66.00%	66.70%		67.00%		67.00%						67.00%
Percentage of loans in private label securitizations portfolio							53.00%
Amount invested		$ 2,400						$ 13,900			$ 13,900
Additional percentage interest acquired by New Residential								10.00%			10.00%

[1]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).